Leases - Additional Information (Details) - USD ($) $ in Millions	Jul. 03, 2025	Sep. 30, 2024
Waterview Properties Lease
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 22.9
Lease term (in years)	10 years
Waterview Properties Lease | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 19.9
Gain on acquisition of property	5.7
Waterview Properties Lease | Investment Property
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 3.0
St. Pancras Lease
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)		15 years
Rent free period		12 months